Structured entities - Conduits (Details) $ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($) conduit	Dec. 31, 2023 USD ($)
Disclosure of information about consolidated structured entities [line items]
Number of conduit types | conduit	2
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	$ 0.7	$ 1.0
Commercial paper held by HSBC	1.0	1.3
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	$ 5.2	$ 6.1